Dec. 31, 2016
First Investors Tax Exempt Income Fund
First Investors Tax Exempt Income Fund
SUPPLEMENT DATED JANUARY 31, 2018

FIRST INVESTORS TAX EXEMPT FUNDS PROSPECTUS
DATED MAY 1, 2017

1.
In “The Funds Summary Section” for the Tax Exempt Income Fund and the Tax Exempt Opportunities Fund, the following is added to the end of the first paragraph under the heading “Fees and Expenses of the Fund”:

You may be required to pay a commission to your financial intermediary for Institutional Class shares purchased through them. Such Commissions are not reflected in the tables or the Example below.

2.	In “The Funds Summary Section” for the Tax Exempt Income Fund, the “Principal Investment Strategies” sub-section is deleted and replaced with the following:

Principal Investment Strategies:  Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in municipal securities that pay interest that is exempt from federal income tax and is not a Tax Preference Item.  However, the Fund typically attempts to invest all of its assets in such securities.  The Fund diversifies its assets among municipal bonds and securities of different states, municipalities, and U.S. territories.

The Fund primarily invests in high quality municipal securities that are rated as, or, if unrated, are determined by the Adviser to be, investment grade at the time of purchase.  The Fund may invest in securities insured against default by independent insurance companies.  The Fund also may invest in derivatives, including: inverse floaters, interest rate swaps, futures and options on futures to increase income, hedge against interest rate changes or enhance potential return.

To a lesser extent, the Fund may invest in high yield, below investment grade municipal bonds (commonly known as “high yield” or “junk bonds”). The Adviser has retained Green Square Asset Management, LLC (“Green Square”) as a subadviser to manage this portion of the Fund. High yield bonds include those that are rated below Baa3 by Moody’s Investor Services, Inc. or below BBB- by Standard and Poor’s Rating Services and unrated bonds that are determined by Green Square to be of equivalent quality. When making investment decisions, Green Square focuses on bonds that it believes can generate attractive and consistent income.  In addition, the Adviser may also invest in exchange-traded funds (“ETFs”) that could expose the Fund to high yield securities.

In selecting investments for the Fund, the Adviser and Green Square consider various factors, including: a security’s maturity, duration, coupon, yield, credit quality, call protection and relative value and the outlook for interest rates and the economy. The Adviser or Green Square may sell a security for various reasons, including to adjust the Fund's sensitivity to changes in interest rates (duration), replace it with a security that offers a higher yield or better value, respond to a deterioration in credit quality, or raise cash.  The Adviser and Green Square generally consider taxes in deciding whether to sell an investment.

Typically, the securities purchased by the Fund will have maturities of fifteen years or more, but the Fund may invest in securities with any maturity.

3.	In “The Funds Summary Section” for the Tax Exempt Income Fund and the Tax Exempt Opportunities Fund, the following are added to the “Principal Risks” sub-section:

Exchange-Traded Funds Risk.  The risks of investing in an ETF typically reflects the risks of the types of instruments in which the ETF invests. In addition, because ETFs are investment companies, the Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Fund’s expenses may be higher and performance may be lower.

High Yield Securities Risk.  High yield debt securities (commonly known as “junk bonds”), including floating rate loans, have greater credit risk than higher quality debt securities because their issuers may not be as financially strong.  High yield securities are inherently speculative due to the risk associated with the issuer’s ability to make principal and interest payments.  During times of economic stress, high yield securities issuers may be unable to access credit to refinance their bonds or meet their credit obligations. High yield securities tend to be less liquid.

4.
In “The Funds Summary Section” for the Tax Exempt Income Fund and Tax Exempt Opportunities Fund, the following is added as the second to last sentence of the first paragraph in the “Performance” sub-section:

Prior to January 31, 2018, Green Square did not serve as subadviser to the Fund.

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Please retain this Supplement for future reference.

TEP0118